Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses
License and title fees	$ 785	$ 399
Payroll and bonuses	837	388
Deferred rent	199	300
Other accrued expenses	1,742	489
Total Accrued Expenses	3,563	$ 1,576
Accrued Transaction Expenses	$ 6,052